Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IMI-NPRT3-0924
1.9898217.104
Common Stocks - 99.4%
	Shares	Value ($)
Australia - 4.3%
Aristocrat Leisure Ltd.	28,178	999,112
BlueScope Steel Ltd.	95,928	1,390,144
CAR Group Ltd.	84,899	1,934,862
Cochlear Ltd.	14,740	3,325,628
Fortescue Ltd.	378,937	4,676,096
JB Hi-Fi Ltd.	24,620	1,121,382
Medibank Private Ltd.	576,218	1,499,735
NEXTDC Ltd. (a)	137,353	1,504,518
Origin Energy Ltd.	371,990	2,551,827
Pro Medicus Ltd.	11,926	1,121,185
QBE Insurance Group Ltd.	319,743	3,780,454
Reece Ltd.	48,003	867,663
Rio Tinto Ltd.	52,035	3,997,643
Sandfire Resources NL (a)	104,469	594,362
Seven Group Holdings Ltd.	35,442	908,086
Telix Pharmaceuticals Ltd. (a)	64,911	809,918
Wesfarmers Ltd.	97,052	4,674,356
TOTAL AUSTRALIA		35,756,971
Belgium - 0.7%
Lotus Bakeries SA	90	977,921
UCB SA	27,543	4,609,871
TOTAL BELGIUM		5,587,792
Chile - 0.2%
Antofagasta PLC	78,811	2,046,573
Denmark - 5.7%
ALK-Abello A/S (a)	30,074	678,643
Ambu A/S Series B (a)	41,271	837,642
Danske Bank A/S	127,663	3,906,502
Demant A/S (a)	21,179	810,868
NKT A/S (a)	12,270	1,104,147
Novo Nordisk A/S Series B	262,436	34,770,908
Pandora A/S	18,270	2,864,209
Rockwool International A/S Series B	2,204	974,243
Zealand Pharma A/S (a)	11,144	1,503,019
TOTAL DENMARK		47,450,181
Faroe Islands - 0.1%
Bakkafrost	11,187	584,440
Finland - 1.5%
Kemira Oyj	25,903	585,901
Nordea Bank Abp	660,045	7,738,080
Stora Enso Oyj (R Shares)	139,912	1,747,384
Wartsila Corp.	104,724	2,159,647
TOTAL FINLAND		12,231,012
France - 11.9%
Accor SA	38,754	1,491,860
Air Liquide SA	79,585	14,520,965
Bollore SA	170,696	1,064,078
Capgemini SA	34,991	6,946,535
Engie SA	201,810	3,172,487
EssilorLuxottica SA	42,962	9,843,124
Gaztransport et Technigaz SA	4,926	727,171
Hermes International SCA	7,174	15,706,696
L'Oreal SA	39,732	17,182,019
Nexans SA	9,852	1,275,214
Publicis Groupe SA	53,439	5,578,844
Safran SA	79,045	17,365,608
Sodexo SA	17,069	1,617,305
TotalEnergies SE	25,159	1,697,386
TOTAL FRANCE		98,189,292
Germany - 7.0%
adidas AG	37,822	9,467,770
Beiersdorf AG	20,571	2,987,690
CTS Eventim AG	13,376	1,179,808
Deutsche Telekom AG	374,801	9,803,855
E.ON SE	469,857	6,592,738
Hannover Reuck SE	13,168	3,273,470
HeidelbergCement AG	28,542	2,980,227
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,537	15,056,973
Nemetschek SE	12,661	1,210,604
Scout24 AG (b)	16,187	1,282,345
Siemens Energy AG (a)	116,839	3,402,743
Talanx AG	11,837	899,944
TOTAL GERMANY		58,138,167
Guatemala - 0.1%
Millicom International Cellular SA (depository receipt) (a)	27,104	674,740
Ireland - 0.3%
AIB Group PLC	242,529	1,391,128
Glanbia PLC	43,257	865,607
TOTAL IRELAND		2,256,735
Israel - 0.2%
Camtek Ltd.	6,288	632,060
Nova Ltd. (a)	6,628	1,332,823
TOTAL ISRAEL		1,964,883
Italy - 5.3%
Banca Popolare di Sondrio SCARL	103,563	789,051
Banco BPM SpA	346,075	2,397,054
BPER Banca	239,116	1,397,947
Buzzi SpA	21,254	834,058
Coca-Cola HBC AG	42,937	1,567,614
Eni SpA	501,945	8,031,020
Hera SpA	181,414	663,613
Leonardo SpA	92,437	2,201,879
Mediobanca SpA	137,255	2,227,421
Prada SpA	115,200	831,615
Prysmian SpA	63,161	4,343,340
Recordati SpA	22,599	1,231,449
Reply SpA	5,128	728,131
UniCredit SpA	384,127	15,777,903
Unipol Gruppo SpA	78,661	847,903
TOTAL ITALY		43,869,998
Japan - 27.1%
AEON Co. Ltd.	195,100	4,451,518
Asics Corp.	173,500	2,866,476
Chubu Electric Power Co., Inc.	163,300	2,058,971
Chugai Pharmaceutical Co. Ltd.	56,800	2,478,894
Cosmo Energy Holdings Co. Ltd.	16,100	878,270
Daiwa Securities Group, Inc.	333,300	2,751,758
Dexerials Corp.	13,100	640,899
Disco Corp.	20,300	6,788,256
ENEOS Holdings, Inc.	692,700	3,629,430
Fast Retailing Co. Ltd.	38,600	10,640,048
Honda Motor Co. Ltd.	504,900	5,394,643
Horiba Ltd.	9,600	768,679
Idemitsu Kosan Co. Ltd.	238,600	1,571,496
Invincible Investment Corp.	1,539	699,616
Isetan Mitsukoshi Holdings Ltd.	89,100	1,772,673
Itochu Corp.	299,700	15,369,652
Japan Exchange Group, Inc.	117,600	2,761,063
Japan Post Holdings Co. Ltd.	405,100	4,290,198
Japan Tobacco, Inc.	251,200	7,391,606
Kansai Electric Power Co., Inc.	188,700	3,229,751
Kawasaki Heavy Industries Ltd.	38,400	1,408,959
Kyushu Electric Power Co., Inc.	108,300	1,142,245
Mitsubishi Corp.	417,800	8,628,428
Mitsubishi Heavy Industries Ltd.	685,300	8,214,063
Mitsui & Co. Ltd.	646,600	15,003,634
Mitsui Fudosan Co. Ltd.	535,600	5,548,741
MS&AD Insurance Group Holdings, Inc.	304,900	7,187,880
NEC Corp.	61,500	5,323,113
Nippon Sanso Holdings Corp.	45,800	1,519,482
Nomura Holdings, Inc.	662,700	4,085,951
Osaka Gas Co. Ltd.	93,600	2,118,557
Otsuka Holdings Co. Ltd.	94,600	4,821,602
Resonac Holdings Corp.	42,200	1,047,645
Santen Pharmaceutical Co. Ltd.	83,100	1,002,936
Sanwa Holdings Corp.	46,900	1,017,489
Screen Holdings Co. Ltd.	21,500	1,821,905
SCSK Corp.	33,400	658,502
Skylark Holdings Co. Ltd.	50,900	701,296
Sumitomo Corp.	254,200	6,316,245
Sumitomo Mitsui Financial Group, Inc.	74,700	5,394,306
Taiheiyo Cement Corp.	27,900	762,034
Tohoku Electric Power Co., Inc.	114,900	977,538
Tokio Marine Holdings, Inc.	451,800	17,725,534
Tokyo Electron Ltd.	91,600	19,167,071
Toyo Suisan Kaisha Ltd.	23,300	1,593,462
Toyota Motor Corp.	913,300	17,545,186
Ulvac, Inc.	10,500	652,618
Yamazaki Baking Co. Ltd.	37,700	935,925
Yokogawa Electric Corp.	53,400	1,351,674
TOTAL JAPAN		224,107,918
Jordan - 0.1%
Hikma Pharmaceuticals PLC	36,855	902,095
Netherlands - 2.3%
ASM International NV (Netherlands)	10,499	7,199,307
ASML Holding NV (Netherlands)	2,906	2,674,838
Fugro NV (Certificaten Van Aandelen)	25,926	690,798
Wolters Kluwer NV	52,309	8,780,431
TOTAL NETHERLANDS		19,345,374
New Zealand - 0.9%
Contact Energy Ltd.	180,242	911,804
Fisher & Paykel Healthcare Corp.	119,273	2,296,375
Meridian Energy Ltd.	283,800	1,097,873
Xero Ltd. (a)	30,336	2,741,246
TOTAL NEW ZEALAND		7,047,298
Norway - 0.4%
Frontline PLC	31,102	766,532
Kongsberg Gruppen ASA	20,098	2,018,900
Salmar ASA	16,014	921,745
TOTAL NORWAY		3,707,177
Singapore - 2.4%
DBS Group Holdings Ltd.	166,700	4,563,143
Keppel Ltd.	295,028	1,465,539
Oversea-Chinese Banking Corp. Ltd.	832,000	9,243,061
Sembcorp Industries Ltd.	196,400	700,851
Singapore Airlines Ltd.	288,600	1,504,857
Singapore Exchange Ltd.	177,100	1,305,031
Singapore Technologies Engineering Ltd.	329,500	1,089,541
TOTAL SINGAPORE		19,872,023
Spain - 4.9%
ACS Actividades de Construccion y Servicios SA	43,237	1,930,689
Banco Bilbao Vizcaya Argentaria SA	1,314,924	13,782,004
Banco de Sabadell SA	1,214,469	2,565,629
Bankinter SA	131,427	1,121,964
CaixaBank SA	874,599	5,100,872
Industria de Diseno Textil SA	244,982	11,903,400
Repsol SA	274,217	3,911,138
TOTAL SPAIN		40,315,696
Sweden - 2.0%
AAK AB	41,500	1,193,553
Boliden AB	10,904	332,541
Fastighets AB Balder (a)	144,692	1,064,937
Investor AB (B Shares)	390,403	11,075,004
Lagercrantz Group AB (B Shares)	45,553	768,206
Mycronic AB	16,273	569,825
Saab AB (B Shares)	74,532	1,721,021
TOTAL SWEDEN		16,725,087
Switzerland - 4.3%
ABB Ltd. (Reg.)	355,835	19,751,203
Accelleron Industries Ltd.	17,237	854,240
Givaudan SA	1,814	8,901,052
Logitech International SA (Reg.)	35,875	3,236,209
PSP Swiss Property AG	10,261	1,372,420
Siegfried Holding AG	849	990,460
Sulzer AG (Reg.)	3,913	583,105
TOTAL SWITZERLAND		35,688,689
United Kingdom - 11.6%
3i Group PLC	219,238	8,820,105
Admiral Group PLC	56,855	2,012,897
Associated British Foods PLC	75,491	2,408,718
Auto Trader Group PLC (b)	115,873	1,213,754
BAE Systems PLC	629,106	10,492,301
Britvic PLC	54,041	881,605
Bunzl PLC	60,152	2,519,359
ConvaTec Group PLC (b)	364,644	1,097,855
Cranswick PLC	12,138	743,531
Darktrace PLC (a)	77,146	585,728
HSBC Holdings PLC (United Kingdom)	1,964,006	17,860,872
Informa PLC	297,210	3,321,025
InterContinental Hotel Group PLC	38,778	3,906,716
Intermediate Capital Group PLC	67,231	1,897,977
Londonmetric Properity PLC	464,581	1,202,846
Marks & Spencer Group PLC	441,322	1,862,582
Next PLC	28,543	3,329,564
RELX PLC (London Stock Exchange)	175,967	8,305,205
Rolls-Royce Holdings PLC (a)	1,922,356	11,130,831
Sage Group PLC	223,559	3,121,124
Shaftesbury Capital PLC	420,676	823,638
Subsea 7 SA	49,809	959,604
Tesco PLC	1,585,642	6,761,928
Wise PLC (a)	99,900	920,175
TOTAL UNITED KINGDOM		96,179,940
United States of America - 6.1%
Alcon, Inc. (Switzerland)	45,879	4,358,178
Ferrovial SE	71,714	2,851,482
GSK PLC	768,646	14,926,172
Holcim AG	120,004	11,214,423
Shell PLC (London)	475,388	17,334,493
TOTAL UNITED STATES OF AMERICA		50,684,748
TOTAL COMMON STOCKS (Cost $638,701,964)		823,326,829

Government Obligations - 0.1%
	Principal Amount (c)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $249,236)	250,000	249,231

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $1,904,770)	1,904,389	1,904,770

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $640,855,970)	825,480,830
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,855,306
NET ASSETS - 100.0%	828,336,136

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	42	Sep 2024	5,018,370	109,655	109,655

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,593,954 or 0.4% of net assets.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $180,443.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	94,176	96,227,431	94,416,845	138,855	8	-	1,904,770	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	19,337,122	19,337,122	15,344	-	-	-	0.0%
Total	94,176	115,564,553	113,753,967	154,199	8	-	1,904,770

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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